Fees and Expenses	Apr. 25, 2025
RPAR Risk Parity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses 1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses [1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses [2]	0.03%
Total Annual Fund Operating Expenses	0.53%
Less: Fee Waiver [2,3]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver [2,3]	0.51%

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended, (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

[2]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

[3]	The Adviser has contractually agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses), to 0.48% of the Fund’s average daily net assets through at least April 30, 2026. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.48%. This fee waiver agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This fee waiver agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$52	$168	$294	$663

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
UPAR Ultra Risk Parity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses 1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses [1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses [2]	0.02%
Total Annual Fund Operating Expenses	0.67%
Less: Fee Waiver [2,3]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver [2,3]	0.65%

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

[2]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

[3]	The Adviser has contractually agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses), to 0.63% of the Fund’s average daily net assets through at least April 30, 2026. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.63%. This fee waiver agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This fee waiver agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$66	$212	$371	$833

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%